SHARE-BASED COMPENSATION RESERVE - Schedule of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Period start, outstanding (in shares) | shares	5,834,519	5,852,864	5,562,984
Share options granted (in shares) | shares	28,340	41,787	359,666
Share options exercised (in shares) | shares	(48,221)	(384,454)	(39,786)
Share warrants exercised (in shares) | shares		(50,000)	(39,786)
Share options forfeited (in shares) | shares	(6,458)	(202,093)	(26,042)
Share options expired (in share) | shares	(2,500)	(35,416)	(3,958)
Period end, outstanding (in shares) | shares	6,121,689	5,834,519	5,852,864
USD thousand
Beginning balance	$ 10,624	$ 7,414	$ 4,411
Share options expense	1,829	2,172	2,667
Share options granted	83	72	509
Share options exercised (Note 14)	(125)	(1,001)	(95)
Share warrants exercised		(84)	(95)
Share options forfeited	(19)	(278)	(52)
Share options expired	(13)	(204)	(26)
Ending balance	$ 15,450	$ 10,624	$ 7,414
RSU expense
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Restricted Share Units granted (in shares) | shares	543,960	628,515
Restricted Share Units forfeited (in shares) | shares	(75,665)	(16,684)
Restricted Share Units vested (in shares) | shares	(152,286)
USD thousand
Restricted Share Units expense	$ 1,952
Restricted Share Units granted	2,947	$ 2,564
Restricted Share Units forfeited	(407)	$ (31)
Restricted Share Units vested	$ (1,421)